RETAINED PROFITS (Tables)	12 Months Ended
Dec. 31, 2020
The Bank
RETAINED PROFITS (Tables) [Line Items]
Income Statement
The profit after tax of the Bank was arrived at as follows:

	2020	2019	2018
	£m	£m	£m
Net interest income	4,519	5,684	6,129
Net fee and commission income	655	743	839
Dividends received	44	1,331	4,848
Net trading and other operating income	2,952	2,169	2,389
Other income	3,651	4,243	8,076
Total income	8,170	9,927	14,205
Regulatory provisions	(312)	(996)	(939)
Other operating expenses	(5,516)	(5,337)	(5,864)
Total operating expenses	(5,828)	(6,333)	(6,803)
Impairment	(1,898)	(503)	(504)
Profit before tax	444	3,091	6,898
Tax credit (expense)	197	(645)	(757)
Profit for the year	641	2,446	6,141

Profit attributable to ordinary shareholders	224	2,165	5,866
Profit attributable to other equity holders	417	281	275
Profit for the year	641	2,446	6,141

Retained profits
RETAINED PROFITS (Tables) [Line Items]
Schedule of Retained Profits

	The Group			The Bank
	2020	2019	2018	2020	2019	2018
	£m	£m	£m	£m	£m	£m
At 1 January	24,549	27,321	36,749	42,470	45,051	52,843
Profit attributable to ordinary shareholders (see below for the Bank)	1,023	2,515	3,907	224	2,165	5,866
Capital transactions with parent
Dividends paid (note 37)	—	(4,100)	(11,022)	—	(4,100)	(11,022)
Capital repayments	—	—	(2,975)	—	—	(2,975)
Capital contributions received	140	229	265	140	229	265
Return of capital contributions	(4)	(5)	(9)	(4)	(5)	(9)
	136	(3,876)	(13,741)	136	(3,876)	(13,741)
Realised gains and losses on equity shares held at fair value through other comprehensive income	(16)	12	(111)	4	12	(144)
Post-retirement defined benefit scheme remeasurements	113	(1,117)	120	(102)	(576)	(162)
Share of other comprehensive income of associates and joint ventures	—	—	8	—	—	—
Gains and losses attributable to own credit risk (net of tax)[1]	(55)	(306)	389	(55)	(306)	389
At 31 December	25,750	24,549	27,321	42,677	42,470	45,051
1During 2020 the Group derecognised, on redemption, financial liabilities on which cumulative fair value movements relating to own credit of £1 million net of tax (2019: £nil; 2018: £nil), had been recognised directly in retained profits.